Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [Abstract]
Inventories [Text Block]

8.  Inventories

	December 31,	December 31,
	2025	2024

Concentrates	$635	$2,971
Ore stockpiles	3,582	1,767
Spare parts and supplies	6,451	5,966
	$10,668	$10,704

The amount of inventories recognized in cost of sales was $84.9 million during the year ended December 31, 2025 (2024: $82.7 million), including concentrates, and ore stockpiles write-down to net realizable value of $3.7 million (2024: $1.3 million) during the year ended December 31, 2025.